CONTINGENTLY REDEEMABLE ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2013
Carrying Value of Contingently Redeemable Ordinary Shares

The carrying value of the Contingently Redeemable Ordinary Shares as of December 31, 2013 is as follows:

	RMB	US$
Balance as of December 31, 2012	76,858	12,307
Changes in redemption value	3,174	524
Exchange rate effect	(2,355)	—

Balance as of December 31, 2013	77,677	12,831